Combined Prospectus	Nov. 05, 2024 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price of Securities Previously Registered	$ 0
Form Type	F-10
File Number	333-267237
Initial Effective Date	Sep. 02, 2022
Combined Prospectus Note

(1)
Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form
F-10
(File
No. 333-267237),
which became effective on September 2, 2022 (the “Prior Registration Statement”), relating to such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of the Registrant as shall have an aggregate initial offering price not to exceed US$500,000,000, of which US$199,760,000 remains unsold under the Prior Registration Statement. This Registration Statement combines the remaining US$199,760,000 of unsold securities from the Prior Registration Statement with an additional US$300,240,000 of unallocated (universal) shelf to enable an aggregate US$500,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the US$199,760,000 of unsold securities which were previously registered on the Prior Registration Statement.

Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	First PreferenceShares
Maximum Aggregate Offering Price of Securities Previously Registered	$ 0
Form Type	F-10
File Number	333-267237
Initial Effective Date	Sep. 02, 2022
Combined Prospectus Note

(1)
Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form
F-10
(File
No. 333-267237),
which became effective on September 2, 2022 (the “Prior Registration Statement”), relating to such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of the Registrant as shall have an aggregate initial offering price not to exceed US$500,000,000, of which US$199,760,000 remains unsold under the Prior Registration Statement. This Registration Statement combines the remaining US$199,760,000 of unsold securities from the Prior Registration Statement with an additional US$300,240,000 of unallocated (universal) shelf to enable an aggregate US$500,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the US$199,760,000 of unsold securities which were previously registered on the Prior Registration Statement.

Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	SecondPreference Shares
Maximum Aggregate Offering Price of Securities Previously Registered	$ 0
Form Type	F-10
File Number	333-267237
Initial Effective Date	Sep. 02, 2022
Combined Prospectus Note

(1)
Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form
F-10
(File
No. 333-267237),
which became effective on September 2, 2022 (the “Prior Registration Statement”), relating to such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of the Registrant as shall have an aggregate initial offering price not to exceed US$500,000,000, of which US$199,760,000 remains unsold under the Prior Registration Statement. This Registration Statement combines the remaining US$199,760,000 of unsold securities from the Prior Registration Statement with an additional US$300,240,000 of unallocated (universal) shelf to enable an aggregate US$500,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the US$199,760,000 of unsold securities which were previously registered on the Prior Registration Statement.

Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price of Securities Previously Registered	$ 0
Form Type	F-10
File Number	333-267237
Initial Effective Date	Sep. 02, 2022
Combined Prospectus Note

(1)
Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form
F-10
(File
No. 333-267237),
which became effective on September 2, 2022 (the “Prior Registration Statement”), relating to such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of the Registrant as shall have an aggregate initial offering price not to exceed US$500,000,000, of which US$199,760,000 remains unsold under the Prior Registration Statement. This Registration Statement combines the remaining US$199,760,000 of unsold securities from the Prior Registration Statement with an additional US$300,240,000 of unallocated (universal) shelf to enable an aggregate US$500,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the US$199,760,000 of unsold securities which were previously registered on the Prior Registration Statement.

Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants toPurchaseCommon Shares
Maximum Aggregate Offering Price of Securities Previously Registered	$ 0
Form Type	F-10
File Number	333-267237
Initial Effective Date	Sep. 02, 2022
Combined Prospectus Note

(1)
Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form
F-10
(File
No. 333-267237),
which became effective on September 2, 2022 (the “Prior Registration Statement”), relating to such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of the Registrant as shall have an aggregate initial offering price not to exceed US$500,000,000, of which US$199,760,000 remains unsold under the Prior Registration Statement. This Registration Statement combines the remaining US$199,760,000 of unsold securities from the Prior Registration Statement with an additional US$300,240,000 of unallocated (universal) shelf to enable an aggregate US$500,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the US$199,760,000 of unsold securities which were previously registered on the Prior Registration Statement.

Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants toPurchase FirstPreferenceShares
Maximum Aggregate Offering Price of Securities Previously Registered	$ 0
Form Type	F-10
File Number	333-267237
Initial Effective Date	Sep. 02, 2022
Combined Prospectus Note

(1)
Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form
F-10
(File
No. 333-267237),
which became effective on September 2, 2022 (the “Prior Registration Statement”), relating to such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of the Registrant as shall have an aggregate initial offering price not to exceed US$500,000,000, of which US$199,760,000 remains unsold under the Prior Registration Statement. This Registration Statement combines the remaining US$199,760,000 of unsold securities from the Prior Registration Statement with an additional US$300,240,000 of unallocated (universal) shelf to enable an aggregate US$500,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the US$199,760,000 of unsold securities which were previously registered on the Prior Registration Statement.

Combined Prospectus: 7
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants toPurchaseSecondPreferenceShares
Maximum Aggregate Offering Price of Securities Previously Registered	$ 0
Form Type	F-10
File Number	333-267237
Initial Effective Date	Sep. 02, 2022
Combined Prospectus Note

(1)
Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form
F-10
(File
No. 333-267237),
which became effective on September 2, 2022 (the “Prior Registration Statement”), relating to such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of the Registrant as shall have an aggregate initial offering price not to exceed US$500,000,000, of which US$199,760,000 remains unsold under the Prior Registration Statement. This Registration Statement combines the remaining US$199,760,000 of unsold securities from the Prior Registration Statement with an additional US$300,240,000 of unallocated (universal) shelf to enable an aggregate US$500,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the US$199,760,000 of unsold securities which were previously registered on the Prior Registration Statement.

Combined Prospectus: 8
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants toPurchase DebtSecurities
Maximum Aggregate Offering Price of Securities Previously Registered	$ 0
Form Type	F-10
File Number	333-267237
Initial Effective Date	Sep. 02, 2022
Combined Prospectus Note

(1)
Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form
F-10
(File
No. 333-267237),
which became effective on September 2, 2022 (the “Prior Registration Statement”), relating to such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of the Registrant as shall have an aggregate initial offering price not to exceed US$500,000,000, of which US$199,760,000 remains unsold under the Prior Registration Statement. This Registration Statement combines the remaining US$199,760,000 of unsold securities from the Prior Registration Statement with an additional US$300,240,000 of unallocated (universal) shelf to enable an aggregate US$500,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the US$199,760,000 of unsold securities which were previously registered on the Prior Registration Statement.

Combined Prospectus: 9
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	SubscriptionReceipts
Maximum Aggregate Offering Price of Securities Previously Registered	$ 0
Form Type	F-10
File Number	333-267237
Initial Effective Date	Sep. 02, 2022
Combined Prospectus Note

(1)
Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form
F-10
(File
No. 333-267237),
which became effective on September 2, 2022 (the “Prior Registration Statement”), relating to such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of the Registrant as shall have an aggregate initial offering price not to exceed US$500,000,000, of which US$199,760,000 remains unsold under the Prior Registration Statement. This Registration Statement combines the remaining US$199,760,000 of unsold securities from the Prior Registration Statement with an additional US$300,240,000 of unallocated (universal) shelf to enable an aggregate US$500,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the US$199,760,000 of unsold securities which were previously registered on the Prior Registration Statement.

Combined Prospectus: 10
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered	$ 199,760,000
Form Type	F-10
File Number	333-267237
Initial Effective Date	Sep. 02, 2022
Combined Prospectus Note

(1)
Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form
F-10
(File
No. 333-267237),
which became effective on September 2, 2022 (the “Prior Registration Statement”), relating to such indeterminate number of Common Shares, First Preference Shares, Second Preference Shares, Debt Securities, Warrants to Purchase Common Shares, Warrants to Purchase First Preference Shares, Warrants to Purchase Second Preference Shares, Warrants to Purchase Debt Securities and Subscription Receipts and units consisting of two or more of any such securities of the Registrant as shall have an aggregate initial offering price not to exceed US$500,000,000, of which US$199,760,000 remains unsold under the Prior Registration Statement. This Registration Statement combines the remaining US$199,760,000 of unsold securities from the Prior Registration Statement with an additional US$300,240,000 of unallocated (universal) shelf to enable an aggregate US$500,000,000 of securities to be offered pursuant to the combined prospectus. No separate registration fee is payable with respect to the US$199,760,000 of unsold securities which were previously registered on the Prior Registration Statement.